Right-of-Use Assets - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2027	$ 1,014	¥ 6,882
2028	1,025	6,955
2029	872	5,914
2030	275	1,860
Total future minimum lease payments	3,186	21,611
Less: imputed interest	(170)	(1,153)
Present value of lease liabilities	$ 3,016	¥ 20,458	¥ 14,040